Offerings	Sep. 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 112,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,508.63
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.